Investments (excluding Consolidated Investment Entities) - Impaired Loans 3 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Impaired loans, average investment during the period (book value)	$ 16.9	$ 44.6	$ 32.7	$ 43.7	$ 72.5
Interest income recognized on impaired loans, on an accrual basis	0.2	0.4	0.7	1.8	3.7
Interest income recognized on impaired loans, on a cash basis	0.2	0.5	0.8	1.8	4.2
Interest income recognized on troubled debt restructured loans, on an accrual basis	$ 0	$ 0.4	$ 0.3	$ 0.3	$ 0